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SPDR EURO STOXX Small Cap ETF
SPDR® EURO STOXX® Small Cap ETF
Investment Objective
The SPDR EURO STOXX Small Cap ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index that tracks the performance of small capitalization Eurozone equity securities.
Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund (“Fund Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses	SPDR EURO STOXX Small Cap ETF SPDR EURO STOXX Small Cap ETF
Management fees	0.45%
Distribution and service (12b-1) fees	none
Other expenses	none
Total annual Fund operating expenses	0.45%

Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell all of your Fund Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	Year 1	Year 3	Year 5	Year 10
SPDR EURO STOXX Small Cap ETF | SPDR EURO STOXX Small Cap ETF | USD ($)	46	144	252	567

Portfolio Turnover:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund's performance.  During the most recent fiscal year, the Fund's portfolio turnover rate was 71% of the average value of its portfolio.

The Fund's Principal Investment Strategy
In seeking to track the performance of the EURO STOXX Small Index (the “Index”), the Fund employs a sampling strategy, which means that the Fund is not required to purchase all of the securities represented in the Index. Instead, the Fund may purchase a subset of the securities in the Index in an effort to hold a portfolio of securities with generally the same risk and return characteristics of the Index. The quantity of holdings in the Fund will be based on a number of factors, including asset size of the Fund. Based on its analysis of these factors, SSGA Funds Management, Inc. (“SSGA FM” or the “Adviser”), the investment adviser to the Fund, either may invest the Fund's assets in a subset of securities in the Index or may invest the Fund's assets in substantially all of the securities represented in the Index in approximately the same proportions as the Index, as determined by the Adviser to be in the best interest of the Fund in pursuing its objective. The Fund is classified as “diversified” under the Investment Company Act of 1940, as amended; however, the Fund may become “non-diversified” solely as a result of tracking the Index (e.g., changes in weightings of one or more component securities).  When the Fund is non-diversified, it may invest a relatively high percentage of its assets in a limited number of issuers.
Under normal market conditions, the Fund generally invests substantially all, but at least 80%, of its total assets in the securities comprising the Index and in depositary receipts (including American Depositary Receipts (“ADRs”) or Global Depositary Receipts (“GDRs”)) based on securities comprising the Index. In addition, in seeking to track the Index, the Fund may invest in equity securities that are not included in the Index (including common stock, preferred stock, depositary receipts and shares of other investment companies), cash and cash equivalents or money market instruments, such as repurchase agreements and money market funds (including money market funds advised by the Adviser). In seeking to track the Index, the Fund's assets may be concentrated in an industry or group of industries, but only to the extent that the Index concentrates in a particular industry or group of industries. Futures contracts (a type of derivative instrument) may be used by the Fund in seeking performance that corresponds to the Index and in managing cash flows.
The Index is designed to provide a representation of small companies across the Eurozone. The Eurozone consists of European Union countries that have adopted the Euro as their currency. The Index consists of the Eurozone stocks included in the STOXX Europe Small 200 Index. The STOXX Europe Small 200 Index consists of the 200 smallest stocks included in the STOXX Europe 600 Index, which is a free float-adjusted market capitalization weighted index of European stocks representing over 10 sectors across more than 10 countries. A company's free float-adjusted market capitalization is calculated by multiplying the number of shares readily available in the market by the price of such shares. Each individual stock in the Index is capped at a maximum of 20% of the Index weight. The Index is reconstituted quarterly. As of November 30, 2020, a significant portion of the Fund comprised companies in the industrial and real estate sectors, although this may change from time to time. As of November 30, 2020, countries represented in the Fund included Austria, Belgium, Finland, France, Germany, Ireland, Italy, the Netherlands, Portugal and Spain. As of November 30, 2020, the Index comprised 89 securities.
The Index is sponsored by STOXX (the “Index Provider”), which is not affiliated with the Fund or the Adviser. The Index Provider determines the composition of the Index, relative weightings of the securities in the Index and publishes information regarding the market value of the Index
.

Principal Risks of Investing in the Fund
As with all investments, there are certain risks of investing in the Fund. Fund Shares will change in value, and you could lose money by investing in the Fund.

An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Market Risk:
The Fund's investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, or other events could have a significant impact on the Fund and its investments.
Equity Investing Risk:
The market prices of equity securities owned by the Fund may go up or down, sometimes rapidly or unpredictably. The value of a security may decline for a number of reasons that may directly relate to the issuer and also may decline due to general industry or market conditions that are not specifically related to a particular company. In addition, equity markets tend to move in cycles, which may cause stock prices to fall over short or extended periods of time.
Non-U.S. Securities Risk:
Non-U.S. securities (including depositary receipts) are subject to political, regulatory, and economic risks not present in domestic investments. There may be less information publicly available about a non-U.S. entity than about a U.S. entity, and many non-U.S. entities are not subject to accounting, auditing, legal and financial report standards comparable to those in the United States. Further, such entities and/or their securities may be subject to risks associated with currency controls; expropriation; changes in tax policy; greater market volatility; differing securities market structures; higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. To the extent underlying securities held by the Fund trade on foreign exchanges that are closed when the exchange on which the Fund's shares trade is open, there may be deviations between the current price of an underlying security and the last quoted price for the underlying security on the closed foreign market. These deviations could result in the Fund experiencing premiums or discounts greater than those of ETFs that invest in domestic securities. Securities traded on foreign markets may be less liquid (harder to sell) than securities traded domestically. Foreign governments may impose restrictions on the repatriation of capital to the U.S. In addition, to the extent that the Fund buys securities denominated in a foreign currency, there are special risks such as changes in currency exchange rates and the risk that a foreign government could regulate foreign exchange transactions. In addition, to the extent investments are made in a limited number of countries, events in those countries will have a more significant impact on the Fund. Investments in depositary receipts may be less liquid and more volatile than the underlying shares in their primary trading market.
Geographic Focus Risk:
The performance of a fund that is less diversified across countries or geographic regions will be closely tied to market, currency, economic, political, environmental, or regulatory conditions and developments in the countries or regions in which the fund invests, and may be more volatile than the performance of a more geographically-diversified fund.
Europe:
Developed and emerging market countries in Europe will be significantly affected by the fiscal and monetary controls of the Economic and Monetary Union of the European Union (“EU”). Changes in regulations on trade, decreasing imports or exports, changes in the exchange rate of the euro and recessions among European countries may have a significant adverse effect on the economies of other European countries. In addition, one or more countries may abandon the euro and/or withdraw from the EU. For example, on January 31, 2020, the United Kingdom formally withdrew from the EU (commonly referred to as “Brexit”) and entered an 11-month transition period during which the United Kingdom remained part of the EU single market and customs union, the laws of which governed the economic, trade, and security relations between the United Kingdom and EU. The transition period concluded on December 31, 2020, and the United Kingdom left the EU single market and customs union under the terms of a new trade agreement. The agreement governs the new relationship between the United Kingdom and EU with respect to trading goods and services, but critical aspects of the relationship remain unresolved and subject to further negotiation and agreement. The full scope and nature of the consequences of the exit are not at this time known and are unlikely to be known for a significant period of time. It is also unknown whether the United Kingdom's exit will increase the likelihood of other countries also departing the EU. Any exits from the EU, or the possibility of such exits, may have a significant impact on the United Kingdom, Europe, and global economies, which may result in increased volatility and illiquidity, new legal and regulatory uncertainties and potentially lower economic growth for such economies that could potentially have an adverse effect on the value of the Fund's investments. In addition, a number of countries in Europe have suffered terrorist attacks and additional attacks may occur in the future. Such attacks may cause uncertainty in financial markets and may adversely affect the performance of the issuers to which the Fund has exposure.
Small-Capitalization Securities Risk:
The securities of small-capitalization companies may be more volatile and may involve more risk than the securities of larger companies. These companies may have limited product lines, markets or financial resources, may lack the competitive strength of larger companies, and may depend on a few key employees. In addition, these companies may have been recently organized and may have little or no track record of success. The securities of smaller companies may trade less frequently and in smaller volumes than more widely held securities. Some securities of smaller issuers may be illiquid or may be restricted as to resale, and their values may have significant volatility. The Fund may be unable to liquidate its positions in such securities at any time, or at a favorable price, in order to meet the Fund's obligations. Returns on investments in securities of small-capitalization companies could trail the returns on investments in securities of larger companies.
Fluctuation of Net Asset Value, Share Premiums and Discounts Risk:
As with all exchange-traded funds, Fund Shares may be bought and sold in the secondary market at market prices. The trading prices of Fund Shares in the secondary market may differ from the Fund's daily net asset value per share and there may be times when the market price of the shares is more than the net asset value per share (premium) or less than the net asset value per share (discount). This risk is heightened in times of market volatility or periods of steep market declines.
Counterparty Risk:
The Fund will be subject to credit risk with respect to the counterparties with which the Fund enters into derivatives contracts, repurchase agreements, reverse repurchase agreements, and other transactions. If a counterparty fails to meet its contractual obligations, the Fund may be unable to terminate or realize any gain on the investment or transaction, or to recover collateral posted to the counterparty, resulting in a loss to the Fund. If the Fund holds collateral posted by its counterparty, it may be delayed or prevented from realizing on the collateral in the event of a bankruptcy or insolvency proceeding relating to the counterparty.
Currency Risk:
The value of the Fund's assets may be affected favorably or unfavorably by currency exchange rates, currency exchange control regulations, and delays, restrictions or prohibitions on the repatriation of foreign currencies. Foreign currency exchange rates may have significant volatility, and changes in the values of foreign currencies against the U.S. dollar may result in substantial declines in the values of the Fund's assets denominated in foreign currencies.
Depositary Receipts Risk:
Investments in depositary receipts may be less liquid and more volatile than the underlying securities in their primary trading market. If a depositary receipt is denominated in a different currency than its underlying securities, the Fund will be subject to the currency risk of both the investment in the depositary receipt and the underlying security. Holders of depositary receipts may have limited or no rights to take action with respect to the underlying securities or to compel the issuer of the receipts to take action. The prices of depositary receipts may differ from the prices of securities upon which they are based. To the extent the Fund invests in depositary receipts based on securities included in the Index, such differences in prices may increase index tracking risk.
Derivatives Risk:
Derivative transactions can create investment leverage and may have significant volatility. It is possible that a derivative transaction will result in a much greater loss than the principal amount invested, and the Fund may not be able to close out a derivative transaction at a favorable time or price. The counterparty to a derivatives contract may be unable or unwilling to make timely settlement payments, return the Fund's margin, or otherwise honor its obligations. A derivatives transaction may not behave in the manner anticipated by the Adviser or may not have the effect on the Fund anticipated by the Adviser.
Indexing Strategy/Index Tracking Risk:
The Fund is managed with an indexing investment strategy, attempting to track the performance of an unmanaged index of securities, regardless of the current or projected performance of the Index or of the actual securities comprising the Index. This differs from an actively-managed fund, which typically seeks to outperform a benchmark index. As a result, the Fund's performance may be less favorable than that of a portfolio managed using an active investment strategy. The structure and composition of the Index will affect the performance, volatility, and risk of the Index and, consequently, the performance, volatility, and risk of the Fund. When there are changes made to the component securities of the Index and the Fund in turn makes similar changes to its portfolio, any transaction costs and market exposure arising from such portfolio changes will be borne directly by the Fund and its shareholders. The Fund may recognize gains as a result of rebalancing or reconstituting its securities holdings to reflect changes in the securities included in the Index. The Fund also may be required to distribute any such gains to its shareholders to avoid adverse federal income tax consequences. While the Adviser seeks to track the performance of the Index (
i.e.
, achieve a high degree of correlation with the Index), the Fund's return may not match the return of the Index. The Fund incurs a number of operating expenses not applicable to the Index, and incurs costs in buying and selling securities. In addition, the Fund may not be fully invested at times, generally as a result of cash flows into or out of the Fund or reserves of cash held by the Fund to meet redemptions. The Adviser may attempt to track the Index return by investing in fewer than all of the securities in the Index, or in some securities not included in the Index, potentially increasing the risk of divergence between the Fund's return and that of the Index.
Industrial Sector Risk:
Industrial companies are affected by supply and demand both for their specific product or service and for industrial sector products in general. Government regulation, world events, exchange rates and economic conditions, technological developments and liabilities for environmental damage and general civil liabilities will likewise affect the performance of these companies. Aerospace and defense companies, a component of the industrial sector, can be significantly affected by government spending policies because companies involved in this industry rely, to a significant extent, on U.S. and foreign government demand for their products and services. Thus, the financial condition of, and investor interest in, aerospace and defense companies are heavily influenced by governmental defense spending policies which are typically under pressure from efforts to control the U.S. (and other) government budgets. Transportation securities, a component of the industrial sector, are cyclical and have occasional sharp price movements which may result from changes in the economy, fuel prices, labor agreements and insurance costs.
Liquidity Risk:
Lack of a ready market or restrictions on resale may limit the ability of the Fund to sell a security at an advantageous time or price or at all. Illiquid securities may trade at a discount from comparable, more liquid investments and may be subject to wide fluctuations in market value. Illiquidity of the Fund's holdings may limit the ability of the Fund to obtain cash to meet redemptions on a timely basis.  In addition, the Fund, due to limitations on investments in any illiquid securities and/or the difficulty in purchasing and selling such investments, may be unable to achieve its desired level of exposure to a certain market or sector.
Non-Diversification Risk:
To the extent the Fund becomes “non-diversified,” the Fund may hold a smaller number of portfolio securities than many other funds. To the extent the Fund invests in a relatively small number of issuers, a decline in the market value of a particular security held by the Fund may affect its value more than if it invested in a larger number of issuers. The value of Fund Shares may be more volatile than the values of shares of more diversified funds. The Fund may become non-diversified for periods of time solely as a result of tracking the Index (e.g., changes in weightings of one or more component securities).
Real Estate Sector Risk:
An investment in a real property company may be subject to risks similar to those associated with direct ownership of real estate, including, by way of example, the possibility of declines in the value of real estate, losses from casualty or condemnation, and changes in local and general economic conditions, supply and demand, interest rates, environmental liability, zoning laws, regulatory limitations on rents, property taxes, and operating expenses. Some real property companies have limited diversification because they invest in a limited number of properties, a narrow geographic area, or a single type of property.
Unconstrained Sector Risk:
The Fund may invest a substantial portion of its assets within one or more economic sectors or industries, which may change from time to time. Greater investment focus on one or more sectors or industries increases the potential for volatility and the risk that events negatively affecting such sectors or industries could reduce returns, potentially causing the value of the Fund's shares to decrease, perhaps significantly.
Valuation Risk:
Some portfolio holdings, potentially a large portion of the Fund's investment portfolio, may be valued on the basis of factors other than market quotations. This may occur more often in times of market turmoil or reduced liquidity. There are multiple methods that can be used to value a portfolio holding when market quotations are not readily available. The value established for any portfolio holding at a point in time might differ from what would be produced using a different methodology or if it had been priced using market quotations. Portfolio holdings that are valued using techniques other than market quotations, including “fair valued” securities, may be subject to greater fluctuation in their valuations from one day to the next than if market quotations were used. In addition, there is no assurance that the Fund could sell or close out a portfolio position for the value established for it at any time, and it is possible that the Fund would incur a loss because a portfolio position is sold or closed out at a discount to the valuation established by the Fund at that time.

Fund Performance
The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for certain time periods compare with the average annual returns of the Index and of a relevant broad-based securities index.

The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Updated performance information is available by calling 1-866-787-2257 or visiting our website at
https://www.ssga.com/spdrs
.

Annual Total Returns (years ended 12/31)

Highest Quarterly Return: 19.93% (Q4, 2020) Lowest Quarterly Return: - 23.90% (Q1, 2020)
Average Annual Total Returns (for periods ended 12/31/20)
The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold Fund Shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts. The returns after taxes can exceed the returns before taxes or the Index returns due to the application of foreign tax credits and/or an assumed tax benefit for a shareholder from realizing a capital loss on a sale of Fund Shares.

Average Annual Total Returns - SPDR EURO STOXX Small Cap ETF	One Year	Five Years	Since Inception	Inception Date
SPDR EURO STOXX Small Cap ETF	17.61%	10.38%	4.89%	Jun. 04, 2014
SPDR EURO STOXX Small Cap ETF | Return After Taxes on Distributions	17.18%	10.03%	4.52%	Jun. 04, 2014
SPDR EURO STOXX Small Cap ETF | Return After Taxes on Distributions and Sale of Fund Shares	10.69%	8.34%	3.86%	Jun. 04, 2014
EURO STOXX Small Index (reflects no deduction for fees, expenses or taxes other than withholding taxes on reinvested dividends)	18.03%	10.62%	5.11%	Jun. 04, 2014
MSCI ACWI ex USA Index (reflects no deduction for fees, expenses or taxes other than withholding taxes on reinvested dividends)	10.65%	8.93%	4.52%	Jun. 04, 2014